Other assets-Other / Other liabilities - Schedule of Other Assets-Other and Other Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Other assets-Other:
Securities received as collateral	¥ 236,808		¥ 47,739
Goodwill and other intangible assets	115,143		115,661
Deferred tax assets	22,018		145,602
Investments in equity securities for other than operating purposes	133,742	[1]	71,813	[1]
Other	276,463		221,344
Other assets-Other, Total	784,174		602,159
Other liabilities:
Obligation to return securities received as collateral	236,808		47,739
Accrued income taxes	31,630		56,353
Other accrued expenses and provisions	396,677		402,192
Other	476,635	[2]	471,879	[2]
Other liabilities, Total	¥ 1,141,750		¥ 978,163

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \50,930 million and \20,883 million respectively, as of March 31, 2013, and \114,582 million and \19,160 million respectively, as of March 31, 2014. These securities are carried at fair value, with changes in fair value recognized within Revenue-other in the consolidated statements of income.
[2]	Includes liabilities relating to investment contracts underwritten by Nomura's insurance subsidiary. As of March 31, 2013 and 2014, carrying values were \281,864 million and \270,950 million, respectively, and estimated fair values were \285,914 million and \274,991 million, respectively. Fair value was estimated using DCF valuation technique and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.